RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 07, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stockholder [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties				$ 400	$ 400
Accounts payable to related party				5,500	12,100
Accounts receivable from related parties		$ 500		400
Accounts payable to related party		3,800		5,500
Another Stockholder [Member]
Related Party Transaction [Line Items]
Revenue from related party				26,800	38,400
Accounts receivable from related parties				4,500	11,500
Revenue from related party		8,700	$ 7,300
Accounts receivable from related parties		8,500		4,500
Legacy Airspan [Member]
Related Party Transaction [Line Items]
Revenue from related party				200
Accounts receivable from related parties				0	400
Revenue from related party		$ 400	$ 100
Dense Air [Member]
Related Party Transaction [Line Items]
Revenue from related party	$ 52				$ 1,200
Revenue from related party	$ 52
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Note receivable				$ 87